Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Berkshire Hathaway [Member]	Dec. 31, 2011 Berkadia [Member]	Dec. 31, 2011 National Beef [Member]	Dec. 30, 2004 National Beef [Member] Y	Dec. 31, 2011 Premier [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2011 Primary Layer and Three Excess Layers [Member] Premier [Member]
Commitments and Contingencies [Line Items]
Noncancellable operating lease terms, minimum (years)	1
Noncancellable operating lease terms, maximum (years)	30
Rental expense (net of sublease rental income)	$ 10,716,000	$ 11,319,000	$ 11,129,000
Project improvement bonds, expiration date, minimum	2012
Project improvement bonds, expiration date, maximum	2013
Project improvement bonds outstanding of associated companies	1,224,000
Reimbursement of losses incurred, maximum percentage	50.00%			50.00%
Surety policy issued	2,500,000,000			2,500,000,000
Aggregate amount of commercial paper outstanding					2,000,000,000
Maximum insurance coverage for damage to real and personal property								242,000,000		50,000,000
Loss from weather catastrophe sublimit amount								100,000,000
Loss from weather catastrophe sublimit deductible amount								5,000,000
Service charge commitments for city improvements							19,300,000
Service charge commitment for city improvements, duration of payments, (years)							20
Service charge commitment future payment for city improvements, 2012						800,000
Service charge commitment future payment for city improvements, 2013						800,000
Service charge commitment future payment for city improvements, 2014						800,000
Service charge commitment future payment for city improvements, 2015						800,000
Service charge commitment future payment for city improvements, 2016						800,000
Service charge commitment for city improvements remaining balance to be paid in subsequent years						6,500,000
Cattle commitments, amount						101,399,000
Aggregate outstanding letters of credit						$ 22,976,000			$ 36,524,000